Deferred Revenue (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 8,144	$ 4,996
Deferred Revenue, Noncurrent	0	7,191
Prc Government Stockpiling Purchase Of H5N1 Vaccines [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	6,549	3,546
Deferred Revenue, Noncurrent	0	7,191
Advances from customers [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 1,595	$ 1,450